Trading portfolio	12 Months Ended
Dec. 31, 2023
Net assets (liabilities) [abstract]
Trading portfolio	Trading portfolio
Accounting for trading portfolio assets and liabilities
All assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Trading portfolio assets		Trading portfolio liabilities
	2023	2022	2023	2022
	£m	£m	£m	£m
Debt securities and other eligible bills	75,498	55,475	(40,547)	(39,531)
Equity securities	86,353	65,031	(18,122)	(33,393)
Traded loans	12,653	13,198	—	—
Commodities	101	109	—	—
Trading portfolio assets/(liabilities)	174,605	133,813	(58,669)	(72,924)